Basis of Presentation of the Consolidated Financial Statements – Changes in the Scope of Consolidation (Detail) - Enel Generación Chile S.A. [Member]	Aug. 29, 2019
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of total ownership interest	2.63%
GasAtacama Chile S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of total ownership interest	100.00%